LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM DEBT

14.	LONG-TERM DEBT

As of December 31, 2022 and 2021, long-term debt consists of (in thousands):

	December 31,
	2022	2021
Finnish Funding Agency for Technology and Innovation (“Tekes”)	$413	$431
Less current portion – product development loans	(259)	(275)
Less accrued interest on product development loans – current	(154)	(156)
Total long-term debt	$-	$-

At both December 31, 2022 and 2021, there were two capital product development loans amounting to $0.3 million with Tekes, the main public funding organization for research and development in Finland.

On April 27, 2020, under the Paycheck Protection Program (“PPP”) established by the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, administered by the Small Business Administration (“SBA”), Legacy Airspan entered into a promissory note of approximately $2.1 million with First Home Bank (“PPP Loan”). The promissory note bore interest at a rate of 1% and was payable in monthly installments of principal and interest over 18 months beginning seven months from the date of this promissory note and continuing on the 5th day of each month thereafter. A final payment of the entire unpaid balance of principal and interest was to be due on April 27, 2022, the maturity date. However, on March 8, 2021, Legacy Airspan applied for the promissory note to be forgiven by the SBA, in whole or in part, and was notified on June 10, 2021 that the SBA had approved Legacy Airspan’s application to forgive the entire loan and accrued interest. For the year ended December 31, 2021, the Company recorded a gain on extinguishment of debt for the PPP Loan of $2.1 million and the accrued interest of $23 thousand, respectively.

The Company has classified its debt as current. (See Note 1 Business, Going Concern). The table below sets forth the contractual maturities of the Company’s debt for each of the five years subsequent to December 31, 2022 and thereafter (in thousands):

	Senior Term Loan	Subordinated Debt	Subordinated Term Loan	Long-Term Debt	Convertible Debt	Total
2023	$5,280	$11,119	$-	$259	$-	$16,658
2024	38,855	-	-	-	43,928	82,783
2025	-	-	41,528	-	-	41,528
2026	-	-	-	-	-	-
2027	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
	$44,135	$11,119	$41,528	$259	$43,928	$140,969
Unamortized debt issuance costs	(1,266)	-	-	-	-	(1,266)
Unamortized purchase discount	(2,340)	-	-	-	-	(2,340)
Total Debt	$40,529	$11,119	$41,528	$259	$43,928	$137,363